Stockholders' Equity - Additional Information (Details)	Sep. 30, 2021 Vote $ / shares shares	Jan. 11, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class Of Stock [Line Items]
Number of votes for each share | Vote	1
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		0	0
Common stock, shares outstanding	34,500,000	0	0
Class A Common Stock | Equity [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	400,000,000	440,000,000
Common stock, shares outstanding		400,000,000
Class F Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	8,625,000	8,625,000	0
Common stock, shares outstanding	8,625,000	8,625,000	0
Class F Common Stock | Equity [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	40,000,000
Common stock, shares outstanding		40,000,000